Insurance Contracts - Summary of Movements in Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 124,422
Beginning balance	20,992
Ending balance	21,184	€ 20,992
Ending balance	87,309	124,422
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	110,691	109,062
Beginning balance	19,409	17,421
Disposals	(576)
Portfolio transfers and acquisitions	(18)	(26)
Unwind of discount / interest credited	1,115	828
Gross premium and deposits – existing and new business	6,070	6,033
Unwind of discount / interest credited	3,593	4,037
Insurance liabilities released	(10,364)	(9,490)
Changes in valuation of expected future benefits	(2,840)	(1,635)
Loss recognized as a result of liability adequacy testing	(2,239)	(236)
Shadow accounting adjustments	(3,352)	(1,821)
Net exchange differences	4,338	4,713
Net exchange differences	1,201	1,342
Transfer (to) / from insurance (reinsurance) contracts	273	36
Ending balance	19,595	19,409
Transfers to disposal groups	(30,491)
Other	0	17
Ending balance	75,084	110,691
Insurance contracts for general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	4,120	3,965
Gross premium and deposits – existing and new business	1,142	1,276
Unwind of discount / interest credited	199	192
Insurance liabilities released	(1,885)	(1,562)
Changes in valuation of expected future benefits	91	(36)
Shadow accounting adjustments	(30)	(7)
Loss recognized as a result of liability adequacy	(11)	(3)
Net exchange differences	276	296
Other	(2)	(1)
Ending balance	3,901	4,120
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	9,611	9,118
Beginning balance	1,245	1,144
Disposals	(115)	(25)
Portfolio transfers and acquisitions	0	1
Unwind of discount / interest credited	91	83
Gross premium and deposits – existing and new business	1,310	1,508
Unwind of discount / interest credited	536	479
Insurance liabilities released	(1,198)	(992)
Changes in valuation of expected future benefits	41	(36)
Change in unearned premiums	(488)	(731)
Change in unexpired risks	0
Incurred related to current year	642	670
Incurred related to prior years	262	267
Release for claims settled current year	(211)	(269)
Release for claims settled prior years	(822)	(757)
Shadow accounting adjustments	(734)	(153)
Change in IBNR	(98)	(59)
Net exchange differences	550	592
Net exchange differences	78	84
Ending balance	1,255	1,245
Transfers to disposal groups	(961)
Other	0	(1)
Ending balance	8,324	9,611
Insurance Contracts for Account of Policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	149,323	135,441
Disposals	(192)
Portfolio transfers and acquisitions	(73)	(547)
Gross premium and deposits – existing and new business	4,831	5,532
Unwind of discount / interest credited	(24,402)	14,994
Insurance liabilities released	(10,190)	(13,199)
Fund charges released	(1,681)	(1,680)
Changes in valuation of expected future benefits	(1,121)	(145)
Net exchange differences	3,773	8,144
Transfer (to) / from insurance (reinsurance) contracts	(284)	783
Transfers to disposal groups	(19,577)
Other	0	1
Ending balance	€ 100,409	€ 149,323